Stockholders' Equity - Narrative (Details)																			1 Months Ended								2 Months Ended	3 Months Ended					6 Months Ended	12 Months Ended
		Aug. 11, 2022 USD ($) shares	Jul. 11, 2022 USD ($) shares	Apr. 29, 2022 USD ($) shares	Dec. 29, 2021 shares	Dec. 20, 2021 shares	Dec. 13, 2021 USD ($) shares	Nov. 29, 2021 USD ($) shares	Nov. 26, 2021 USD ($) shares	Nov. 15, 2021 shares	Nov. 09, 2021 shares	Oct. 20, 2021 USD ($) shares	May 17, 2021 shares	May 10, 2021 USD ($) shares	May 05, 2021 USD ($) shares	Apr. 30, 2021 shares	Mar. 17, 2021 USD ($) shares	Feb. 11, 2021 USD ($) $ / shares shares	Apr. 30, 2023 shares	Nov. 30, 2022 shares	Oct. 31, 2022 shares	Sep. 30, 2022 shares	Jul. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Jan. 31, 2022 shares	Feb. 28, 2021 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares		Mar. 31, 2023 shares		Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) debtInstrument vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 12, 2023 shares	May 11, 2023 shares	Aug. 31, 2022 $ / shares	Jan. 30, 2022 shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares issued (in shares)																																		5,000,000
Preferred stock, par value (in dollars per share) | $ / shares																												$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)																												5,000,000					5,000,000	5,000,000	5,000,000
Preferred stock, voting percentage																																		200.00%
Issuance of shares for services | $	[1]																															$ 55,137
Issuance of shares of common stock for cash | $																																			$ 76,492,993
Common stock, at a combined price per share and warrant (in dollar per share) | $ / shares																																						$ 0.69
Proceeds from warrant exercises | $		$ 1,000,000
Repurchase of class C common stock | $																																			185,850
Issuance of shares for acquisition | $																																			$ 15,067,211
Share-based compensation expense not yet recognized, options | $																												$ 800,000					$ 800,000	$ 1,053,547
Number of options outstanding (in shares)																												369,907					369,907	386,751	1,790,000					1,790,000
Weighted average exercise price (in dollars per share) | $ / shares																												$ 4.31					$ 4.31	$ 4.39	$ 0.19					$ 0.19
Exercisable (in shares)																												159,001					159,001	1,084,500
Granted (in shares)																																	0	2,084,620	0
Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, consideration received on transaction | $			$ 9,175,000
Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares of common stock for cash (in shares)				171,850
Issuance of shares of common stock for cash | $				$ 132,325																							$ 55,144
Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, number of shares issued in transaction (in shares)																		8,333,333
Sale of stock, consideration received on transaction | $																		$ 50,000,000
Percentage of received cash fee																		7.00%
Warrant percentage of purchase shares to number shares sold																		5.00%
Sale of stock exercise price ( in dollars per share) | $ / shares																		$ 6.60
Proceeds from issuance or sale of equity | $																		$ 45,000,000
Purchase Agreement | Investor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, consideration received on transaction | $									$ 22,189,152
ElecJet
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)																																		3 years
Share-based compensation expense | $																																		$ 299,555	$ 0
Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares issued (in shares)																												3					3	5	5
Preferred stock, par value (in dollars per share) | $ / shares																												$ 1.00					$ 1.00	$ 1.00	$ 1.00
Preferred stock, shares authorized (in shares)																												100					100	100	100
Preferred stock, voting percentage																																		200.00%
Preferred stock, shares outstanding (in shares)																												3					3	5	5
Series B Preferred Stock | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares issued (in shares)																																			5
Preferred stock, shares outstanding (in shares)																																		5
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, conversion basis																																		one
Number of vote per share | vote																																		1
Conversion of stock, shares issued (in shares)																			1,300,001	22,662	201,806	37,500			72,152
Common stock, shares authorized (in shares)																									295,000,000			200,000,000					200,000,000	200,000,000		200,000,000	295,000,000		195,000,000
Issuance of shares for services (in shares)																								39,386
Issuance of shares for services | $																								$ 99,252
Issuance of shares of common stock for cash (in shares)						100,000
Conversion of class C to class A (in shares)																1,617,067
Conversion of class B to class A (in shares)										125,000			350,000
Conversion of series D to class A (in shares)											2,409,248
Conversion of convertible securities (in shares)																																			7,384,018
Stock issued for debt conversion, amount | $																																			$ 1,886,898
Class A Common Stock | Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			14,492,754
Class A Common Stock | ATM Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares of common stock for cash (in shares)																							60,600
Issuance of shares of common stock for cash | $																							$ 42,318
Class A Common Stock | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares of common stock for cash (in shares)																											76,119
Class A Common Stock | Investor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares of common stock for cash (in shares)																										1,524,064
Issuance of shares of common stock for cash | $																										$ 9,300,000
Class A Common Stock | Purchase Agreement | Investor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, number of shares issued in transaction (in shares)									8,571,430
Class A Common Stock | TDI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares of series C preferred stock for acquisition (in shares)															281,223
Issuance of shares for acquisition | $															$ 1,102,394
Common stock and warrants issued (in shares)															281,223
Class A Common Stock | Alt Labs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares of series C preferred stock for acquisition (in shares)														361,787
Issuance of shares for acquisition | $														$ 1,432,677
Common stock and warrants issued (in shares)														361,847
Class A Common Stock | Identified Technology
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares of series C preferred stock for acquisition (in shares)												888,881
Issuance of shares for acquisition | $												$ 3,617,746
Common stock and warrants issued (in shares)												888,881
Class A Common Stock | ElecJet
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares for acquisition | $								$ 2,488,599
Common stock and warrants issued (in shares)								983,636
Class A Common Stock | DTI Services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares for services (in shares)					99,018
Issuance of shares of series C preferred stock for acquisition (in shares)							1,587,301
Issuance of shares for acquisition | $							$ 3,682,539
Common stock and warrants issued (in shares)							1,587,301
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vote per share | vote																																		10
Stock converted (in shares)																			1,300,000
Common stock, shares authorized (in shares)																												10,000,000					10,000,000	10,000,000
Conversion of class B to class A (in shares)										125,000			350,000
Class C Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vote per share | vote																																		5
Percentage of holders shares																																		25.00%
Stock converted (in shares)																				22,662	201,806	37,500
Common stock, shares authorized (in shares)																												15,000,000					15,000,000	15,000,000
Repurchase of class C common stock (in shares)																	45,000
Repurchase of class C common stock | $																	$ 185,850
Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																																		$ 3.50
Preferred stock, shares authorized (in shares)																																		2,028,572
Preferred stock, shares outstanding (in shares)																																		0	10,149
Stock converted (in shares)																									10,149
Conversion of series D to class A (in shares)											1,353,570
Series D Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																																		$ 3.50
Preferred stock, shares authorized (in shares)																																		1,628,572
Stock converted (in shares)																									78,674
Conversion of series D to class A (in shares)											1,704,137
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of classes | debtInstrument																																		3
Common Stock | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares for services (in shares)	[1]																															9,515
Issuance of shares for services | $	[1]																															$ 1
Issuance of shares of common stock for cash (in shares)																																			18,428,827
Issuance of shares of common stock for cash | $																																			$ 1,844
Issuance of shares of series C preferred stock for acquisition (in shares)																																			4,922,471
Issuance of shares for acquisition | $																																			$ 492
Conversion of convertible securities (in shares)																												1,477,400	[1]	1,428	[1]			7,384,018
Common Stock | Class A Common Stock | ElecJet
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares of series C preferred stock for acquisition (in shares)								1,803,279
Issuance of shares for acquisition | $								$ 4,562,996
Common Stock | Class C Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of class C common stock (in shares)																																			45,000
Repurchase of class C common stock | $																																			$ 5
Conversion of convertible securities (in shares)	[1]																													(1,428)
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, warrants exercised (in shares)		1,449,276
Number of options outstanding (in shares)																												2,524,990					2,524,990	2,321,411	5,527,778					275,000
Weighted average exercise price (in dollars per share) | $ / shares																												$ 11.12					$ 11.12	$ 11.78	$ 3.32					$ 1.01
Exercisable (in shares)																												2,524,990					2,524,990	18,571,256
Granted (in shares)																																	203,579	14,492,754	5,527,778
Fair value of warrants issued | $																																		$ 2,498,637	$ 902,414					$ 668,863
Warrant | Exercise price $6.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares)																												52,084					52,084	416,667
Weighted average exercise price (in dollars per share) | $ / shares																												$ 52.80					$ 52.80	$ 6.60
Exercisable (in shares)																												52,084					52,084	416,667
Warrant | Exercise price $3.08
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares)																												53,572					53,572	428,571
Weighted average exercise price (in dollars per share) | $ / shares																												$ 24.64					$ 24.64	$ 3.08
Exercisable (in shares)																												53,572					53,572	428,571
Warrant | Exercise price $2.25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares)																												49,604					49,604	396,825
Weighted average exercise price (in dollars per share) | $ / shares																												$ 20.16					$ 20.16	$ 2.52
Exercisable (in shares)																												49,604					49,604	396,825
Warrant | Exercise price $0.69
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares)																												1,630,435					1,630,435	13,043,478
Weighted average exercise price (in dollars per share) | $ / shares																												$ 5.52					$ 5.52	$ 0.69
Exercisable (in shares)																												1,630,435					1,630,435	13,043,478
Warrant | Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			14,492,754
Common stock, at a combined price per share and warrant (in dollar per share) | $ / shares																							$ 0.69
Warrant term (in years)																							5 years
Warrant | Purchase Agreement | Investor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, number of shares issued in transaction (in shares)									4,285,715
Warrant | DTI Services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of warrants issued | $																																		$ 7,083,038
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $																																		$ 473,159	$ 36,538
Stock options | Two Thousand Twenty One Employee Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, employee stock ownership plan (in shares)																																		2,084,620
Exercise price (in dollars per share) | $ / shares																																		$ 0.77
Number of options outstanding (in shares)																																		2,084,620
Share Based Compensation Arrangement by Share Based Payment Arrangement, Options, Granted, Fair Value | $																																		$ 1,534,401
Time-Based Award | ElecJet
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares for acquisition | $																																		$ 829,536
Common stock and warrants issued (in shares)																																		327,878
Performance Based Award | ElecJet
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock and warrants issued (in shares)								655,758
Management Based Award | ElecJet
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares for acquisition | $								$ 1,659,063

[1]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.